Touchstone Small Company Fund Expense Example - Touchstone Small Company Fund - Class I	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	467
Expense Example, with Redemption, 10 Years	$ 1,052